UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4576
                                                      --------

                                Bond Fund Series
                               -----------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--60.7%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.7%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36 1                                               $   6,000,000   $    7,042,500
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                                 5,000,000        6,306,250
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                                                3,000,000        4,057,500
                                                                                                                    ---------------
                                                                                                                        10,363,750
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Lamar Advertising Co., 2.875% Cv. Sr. Unsec. Nts., 12/31/10                                             2,000,000        2,302,500
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                                         5,000,000        5,543,750
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                                              5,000,000        6,118,750
                                                                                                                    ---------------
                                                                                                                        13,965,000
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
United Auto Group, Inc., 3.50% Cv. Sr. Sub. Nts., 4/1/26                                                3,000,000        3,172,500
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13                                                   5,000,000        5,587,500
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co., 0.875% Cv. Sr. Nts., 2/15/14 1                                              4,000,000        3,845,000
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Chattem, Inc.:
2% Cv. Sr. Nts., Series AI, 11/15/13 1                                                                  2,500,000        3,365,625
2% Cv. Sr. Unsec. Unsub. Nts., 11/15/13                                                                 1,000,000        1,346,250
                                                                                                                    ---------------
                                                                                                                         4,711,875
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.7%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.7%
Cameron International Corp.:
2.50% Cv. Sr. Unsec. Nts., 6/15/26 1                                                                    5,000,000        7,418,750
2.50% Cv. Sr. Unsec. Nts., 6/15/26                                                                      1,000,000        1,483,750
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                                                   2,500,000        6,565,625
                                                                                                                    ---------------
                                                                                                                        15,468,125
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.0%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66                                         4,000,000        4,220,000
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
Merrill Lynch & Co., Inc., 0% Cv. Sr. Unsec. Unsub. Nts., 3/13/32 2                                     5,500,000        6,173,200
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
Prologis Trust, 2.25% Cv. Sr. Unsec. Nts., 4/1/37 1                                                     3,000,000        3,071,250
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11 1                                              4,000,000        4,110,400
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--14.5%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.7%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 1                                                              5,000,000        4,568,750
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                                            4,000,000        4,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11 1                                                                            3,000,000        3,551,250
0.50% Cv. Sr. Nts., 5/1/11                                                                              1,000,000        1,183,750
-----------------------------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
PDL BioPharma, Inc., 2% Cv. Sr. Unsec. Nts., 2/15/12                                                $   2,000,000   $    2,137,500
                                                                                                                    ---------------
                                                                                                                        15,691,250
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%

Beckman Coulter, Inc., 2.50% Cv. Sr. Sub. Nts., 12/15/36 1                                              3,000,000        3,513,750
-----------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.:                                                                                            1,000,000        1,602,500
2.25% Cv. Sr. Nts., 3/15/24 1
2.25% Cv. Sr. Nts., 3/15/24                                                                             1,000,000        1,602,500
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts., 3/1/24                           4,000,000        6,265,000
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11                                                     5,500,000        6,111,875
                                                                                                                    ---------------
                                                                                                                        19,095,625
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                                                    3,000,000        2,441,250
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 1                                                                5,000,000        5,806,250
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32                                         3,000,000        3,333,750
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A,
2/1/24 (cv. into ADRs of Teva Pharmaceutical Industries Ltd.)                                           6,000,000        7,282,500
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.886% Cv. Sr. Unsec. Nts., 1/15/24 3                                                            7,000,000        7,411,390
                                                                                                                    ---------------
                                                                                                                        23,833,890
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.0%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11 1                                           6,000,000        7,575,000
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 3% Cv. Sr. Unsec. Bonds, 8/1/35                                               4,000,000        4,650,000
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 5.308% Cv. Sr. Nts., 8/15/33 3                                                   3,000,000        4,576,800
                                                                                                                    ---------------
                                                                                                                        16,801,800
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--1.1%
AirTran Holdings, Inc., 7% Cv. Sr. Nts., 7/1/23                                                         2,000,000        2,272,500
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp., 5% Cv. Bonds, 2/1/21                                                                         2,000,000        2,395,000
                                                                                                                    ---------------
                                                                                                                         4,667,500
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27                                                      3,000,000        3,067,500
-----------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26                                              4,000,000        4,500,000
                                                                                                                    ---------------
                                                                                                                         7,567,500
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
General Cable Corp., 1% Cv. Sr. Nts., 10/15/12 4,5                                                      3,000,000        3,153,750
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.4%
Danaher Corp., 1.717% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 2                         4,000,000        4,835,000
-----------------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06 4,6                                                                      3,931,593          624,730
8.25% Cv. Sub. Nts., 12/31/06 4,6                                                                       3,212,132          510,408
                                                                                                                    ---------------
                                                                                                                         5,970,138
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.2%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 2                                                                                   4,000,000        4,665,000


                   2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11 1                                                            $   5,000,000   $    7,112,500
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.4%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                                       3,000,000        5,336,250
-----------------------------------------------------------------------------------------------------------------------------------
Verifone Holdings, Inc., 1.375% Cv. Sr. Nts., 6/15/12 1                                                 4,000,000        4,655,000
                                                                                                                    ---------------
                                                                                                                         9,991,250
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Advanced Micro Devices, Inc., 6% Cv. Sr. Nts., 5/1/15 1                                                 4,000,000        3,615,000
-----------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv.
into Agere Systems, Inc., Cl. A common stock)                                                           5,000,000        5,075,000
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35 1                                                                 4,000,000        4,160,000
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                                                   2,000,000        2,080,000
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37 1                                               3,000,000        2,940,000
                                                                                                                    ---------------
                                                                                                                        17,870,000
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.8%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                                                    3,000,000        3,172,500
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24                                                 3,000,000        3,033,750
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.:
0.75% Cv. Sr. Nts., 6/15/11 1                                                                           4,000,000        4,580,000
0.75% Cv. Sr. Unsec. Nts., 6/15/11                                                                      1,000,000        1,145,000
                                                                                                                    ---------------
                                                                                                                        11,931,250
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Newmont Mining Corp., 1.625% Cv. Sr. Nts., 7/15/17 1                                                    2,000,000        2,282,500
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10                                             3,000,000        2,895,000
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                                          1,000,000        2,170,000
-----------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc., 2.75% Cv. Sr. Unsec. Nts., 8/15/25                                                  4,500,000        7,858,125
                                                                                                                    ---------------
                                                                                                                        10,028,125
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.9%
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23                                  2,000,000        2,897,500
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                                          4,000,000        5,165,000
                                                                                                                    ---------------
                                                                                                                         8,062,500
                                                                                                                    ---------------
Total Convertible Corporate Bonds and Notes (Cost $235,636,604)                                                        255,791,928

                                                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--24.9%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.6%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
General Motors Corp.:
5.25% Cv. Sr. Unsec. Debs., Series B                                                                      200,000        4,258,000
6.25% Cv. Sr. Unsec. Debs., Series C, Non-Vtg.                                                            150,000        3,673,500
                                                                                                                    ---------------
                                                                                                                         7,931,500


                   3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--0.7%
Interpublic Group of Cos., Inc. (The), 5.25% Cv. Unsec., Series B 1                                         3,000   $    2,938,875
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Bunge Ltd., 4.875% Cv.                                                                                     30,000        4,023,750
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
Chesapeake Energy Corp., 5% Cum. Cv., Non-Vtg. 1                                                           60,000        6,690,000
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                                                    5,000        7,069,375
                                                                                                                    ---------------
                                                                                                                        13,759,375
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.9%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Affiliated Managers Group, Inc., 5.10% Cv. 1                                                              120,000        6,810,000
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                                                        200,000        3,706,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity
Linked Nts. (linked to General Mills, Inc. common stock)                                                  100,000        2,655,000
                                                                                                                    ---------------
                                                                                                                        13,171,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase
shares of Washington Mutual, Inc.), Non-Vtg. 7                                                             75,000        3,741,000
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup Funding, Inc., 5.02% Cv., Series GNW                                                            175,000        5,138,000
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.9%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock purchase contract to purchase MetLife, Inc.,
Series A and Series B) 7                                                                                  200,000        6,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.                                           160,000        5,300,000
                                                                                                                    ---------------
                                                                                                                        12,160,000
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                                               40,000        3,217,200
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.6%
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Schering-Plough, 6% Cv. 8                                                                                  25,000        6,925,000
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                               5,000        4,800,000
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Celanese Corp., 4.25% Cum. Cv.                                                                             50,000        2,507,000
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.                                                  40,000        6,204,000
-----------------------------------------------------------------------------------------------------------------------------------
Vale Capital Ltd., 5.50% Cv.                                                                               40,000        2,654,800
                                                                                                                    ---------------
                                                                                                                         8,858,800
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Crown Castle International Corp., 6.25% Cv.                                                                80,000        4,740,000


                   4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
Entergy Corp., 7.625% Cv.                                                                                  80,000   $    5,348,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                                                15,000        5,548,125
                                                                                                                    ---------------
                                                                                                                        10,896,125
                                                                                                                    ---------------
Total Preferred Stocks (Cost $93,214,581)                                                                              104,807,625
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                         80,000        5,562,400
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                      120,000        4,968,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                          80,000        5,256,000
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                                 50,000        1,816,000
-----------------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 4,8                                                                          197,142            9,857
                                                                                                                    ---------------
Total Common Stocks  (Cost $15,483,210)                                                                                 17,612,257
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--6.0%
-----------------------------------------------------------------------------------------------------------------------------------
Allegro Investment Corp. SA, Cv. Equity Linked Nts., 5.05%, 3/17/08 4                                     154,522        3,709,053
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Exchangeable Total Return Linked Nts., 4.64%, Exp. 3/19/08 4                             55,000        4,640,625
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cv. Equity Linked Nts., 7.10%, Exp.
2/6/08 (linked to Occidental Petroleum Corp. common stock) 4                                               87,650        4,725,825
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
Cv. Linked Nts., 6%, Exp. 12/5/07 (linked to Corning, Inc.) 4                                             285,705        6,989,773
Redemption Linked Nts., 6.35%, Exp. 1/4/08 (linked to
GlobalSantaFe Corp. common stock) 4                                                                        82,342        5,509,092
                                                                                                                    ---------------
Total Structured Securities (Cost $22,538,486)                                                                          25,574,368
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 9,10
(Cost $18,441,589)                                                                                     18,441,589       18,441,589
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $385,314,470)                                                             100.2%     422,227,767
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (0.2)      (1,008,232)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  421,219,535
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $105,504,900 or 25.05% of the Fund's net assets as of September 30, 2007.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $29,873,113, which represents 7.09% of the Fund's net assets. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

6. Issue is in default. See accompanying Notes.

7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

8. Non-income producing security.

9. Rate shown is the 7-day yield as of September 30, 2007.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                   5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                 SHARES         GROSS         GROSS               SHARES
                                                      DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           18,266,066   160,937,098   160,761,575           18,441,589

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $  18,441,589           $  646,995

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $3,050,000 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers


                   6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

subsequently default. As of September 30, 2007, securities with an aggregate market value of $1,135,138 representing 0.27% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2007 was as follows:

                                           CALL OPTIONS
                            ------------------------------
                                NUMBER OF       AMOUNT OF
                                CONTRACTS        PREMIUMS
----------------------------------------------------------
Options outstanding as of
December 31, 2006                       -      $        -
Options written                     1,000         249,042
Options closed or expired          (1,000)       (249,042)
                            ------------------------------
Options outstanding as of
September 30, 2007                      -      $        -
                            ==============================


                   7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     386,329,233
                                              ==================

Gross unrealized appreciation                 $      48,411,025
Gross unrealized depreciation                       (12,512,491)
                                              ------------------
Net unrealized appreciation                   $      35,898,534
                                              ==================


                   8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007